Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000092035 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	22.25%	13.04%	18.01%
C000092034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	22.22%	13.01%		17.68%
C000092036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	18.04%	11.54%		11.89%
C000092037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	18.07%	11.57%		11.93%
C000092039 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.16%	8.04%		10.82%
C000092038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	17.11%	8.00%		10.77%
C000092040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	14.36%	8.41%		10.27%
C000092041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.44%	8.50%		10.36%
C000092042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	19.85%	7.48%		10.96%
C000092043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	19.76%	7.40%		10.87%
C000092044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	24.04%	6.84%		10.49%
C000092045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	24.09%	6.87%		10.53%
C000092046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	21.38%	5.71%		10.60%
C000092048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	26.73%	7.73%		10.04%
C000092049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	26.82%	7.81%		10.14%
Without Sales Load [Member] | C000092034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	22.25%	13.02%		17.68%
Without Sales Load [Member] | C000092036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	18.07%	11.55%		11.88%
Without Sales Load [Member] | C000092038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	17.13%	8.01%		10.78%
Without Sales Load [Member] | C000092040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	14.49%	8.43%		10.28%
Without Sales Load [Member] | C000092043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	19.97%	7.41%		10.87%
Without Sales Load [Member] | C000092044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	23.98%	6.84%		10.49%
Without Sales Load [Member] | C000092046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	21.54%	5.72%		10.60%
Without Sales Load [Member] | C000092048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	26.76%	7.73%		10.03%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	15.17%	14.78%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index
Average Annual Return, Percent	22.31%	13.12%	18.10%	17.81%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Average Annual Return, Percent	18.14%	11.65%		12.01%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	17.13%	8.08%		10.88%
S And P MidCap 400 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	14.46%	8.54%		10.41%
S And P MidCap 400 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index
Average Annual Return, Percent	19.75%	7.51%		11.02%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	24.08%	6.92%		10.54%
S And P SmallCap 600 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index
Average Annual Return, Percent	21.48%	5.86%		10.75%
S And P SmallCap 600 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index
Average Annual Return, Percent	26.79%	7.85%		10.12%